Annual Fund Operating Expenses	Oct. 01, 2025
NYLI MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.16%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	August 28, 2026
NYLI MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.25%)	[4],[5],[6]
Net Expenses (as a percentage of Assets)	0.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	August 28, 2026
NYLI Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.35%)	[8],[9],[10]
Net Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	August 28, 2026
NYLI Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.74%)	[12],[13],[14]
Net Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	August 28, 2026

[1]	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
[2]	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.35% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[3]	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.30% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.
[4]	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
[5]	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.40% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[6]	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.28% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.
[7]	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.
[8]	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
[9]	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.60% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[10]	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.50% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.
[11]	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.
[12]	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
[13]	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.65% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[14]	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.46% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.